Revenue from Contracts with Customers and Relevant Contract Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Detail Explanation of Revenue in the consolidated Statement of operations
The Group has recognized the following amounts relating to revenue in the Consolidated Statements of Profit or Loss:

( i n millions of Korean won)	2020		2021		2022
Revenue from contracts with customers	￦	23,895,631	￦	24,712,128	￦	25,432,727
Revenue from other sources		203,763		185,877		206,128
Other income (Note 27)		341,253		307,654		595,351

Total revenue	￦	24,440,647	￦	25,205,659	￦	26,234,206

Detail Explanation of Operating Revenue
Operating revenues for the years ended December 31, 2020, 2021 and 2022 are as follows:

( i n millions of Korean won)	2020		2021		2022
Mobile services	￦	6,805,218	￦	6,936,485	￦	7,013,889
Fixed-line services		4,827,015		4,960,338		5,056,513
Fixed-line and VoIP telephone services		1,463,553		1,465,059		1,378,265
Broadband Internet access services		2,256,188		2,343,591		2,504,833
Data communication services		1,107,274		1,151,689		1,173,415
Media and content		2,637,691		2,800,630		3,099,776
Financial services		3,493,920		3,661,896		3,836,589
Sale of goods		3,593,127		3,532,973		3,393,646
Others		3,083,676		3,313,337		3,833,793

Total	￦	24,440,647	￦	25,205,659	￦	26,234,206

Detail Analysis of Contract with Customer Assets and Liabilities
The contract assets and liabilities recognized in relation to the revenues from contracts with customers are as follows:

( i n millions of Korean won)	December 31, 2021		December 31, 2022
Contract assets 1	￦	821,901	￦	963,133
Contract liabilities 1		360,098		344,869
Deferred revenue 2	￦	81,136	￦	81,653

1
The Group recognized contract assets of
￦
160,880 million and contract liabilities of
￦
60,762 million for long term construction contracts as at December 31, 2022 (2021: contract assets of
￦
76,816 million and contract liabilities of
￦
36,447 million). The Group recognizes contract assets as trade and other receivables, and contract liabilities as other current liabilities.

2	Deferred revenue recognized relating to government grant is excluded.

Detail Analysis of Contract Costs Recognized as Assets
The contract costs recognized as assets are as follows:

( i n millions of Korean won)	2020		2021		2022
Incremental cost of contract establishment	￦	1,726,191	￦	1,726,401	￦	1,744,096
Cost of Contract performance		78,757		74,843		73,582

Detail of Revenue Arising from Carried-Forward Contract Liabilities
The recognized revenue arising from carried-forward contract liabilities from prior year is as follows:

( i n millions of Korean won)	2020		2021		2022
Allocation of the transaction price	￦	251,975	￦	275,965	￦	246,843
Deferred revenue of joining/installment fee		42,685		42,100		44,204

Total	￦	294,660	￦	318,065	￦	291,047